14. Trade and other receivables (Details 1) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of trade and other receivables [line items]
Expected credit losses	$ (1,528)	$ (2,287)
Current [member]
Disclosure of trade and other receivables [line items]
Trade receivables	5,850	4,658
Expected credit losses	(130)	(142)
1-90 days [member]
Disclosure of trade and other receivables [line items]
Trade receivables	205	251
Expected credit losses	(8)	(38)
91-180 days [member]
Disclosure of trade and other receivables [line items]
Trade receivables	15	24
Expected credit losses	(9)	(8)
181-365 days [member]
Disclosure of trade and other receivables [line items]
Trade receivables	42	49
Expected credit losses	(28)	(13)
More than 365 days [member]
Disclosure of trade and other receivables [line items]
Trade receivables	1,495	2,245
Expected credit losses	$ (1,353)	$ (2,086)